Intangible assets - Schedule of Goodwill Originated on Acquisitions Made by the Group (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 572,274	€ 455,908	€ 425,220
Goodwill and Brand Names
Disclosure of detailed information about intangible assets [line items]
Goodwill	419,102	408,403
Goodwill and Brand Names | ZEGNA
Disclosure of detailed information about intangible assets [line items]
Goodwill	25,568	25,568
Goodwill and Brand Names | Thom Browne
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 393,534	€ 382,835